Other Gains / (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2019
Other gains/(losses), net [Abstract]
Schedule of other gains / (losses), net
		Years ended December 31,
	Note	2017	2018	2019
		RMB	RMB	RMB

Net (losses)/gains on sale of loans	(i)	-	(16,697,259)	75,959,140
Net gains on confiscated credit risk mitigation positions	(ii)	-	-	7,920,861
Mortgage agency service revenue	(iii)	8,395,774	4,466,608	679,933
Foreign exchange (losses)/gains		(2,274,438)	1,836,029	647,316
Net loss on disposal of property and equipment		(261,875)	(946,244)	(3,049,896)
Labour outsourcing services income		7,857,461	-	-
Net gain on disposal of subsidiaries		6,060,758	-	-
Asset management revenue		1,316,186	-	-
Register services income		183,010	-	-
Others		2,702,734	(3,242,074)	177,134
Total		23,979,610	(14,582,940)	82,334,488

(i)	As mentioned in Note 6(c), the Group transferred the delinquent loans to third parties. Net (losses)/gains on sale of loans which summarizes the received from sales of loans are nil, net losses of RMB16,697,259 and net gains of RMB75,959,140 for the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)	Sales partners provide credit risk mitigation positions (CRMPs) as security deposits. Pursuant to the collaboration agreements if the debtor's loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guarantee responsibility by selecting among different approaches. The CRMPs deposited by sales partners are confiscated by the Group. Net gains on confiscated CRMPs are newly increase in 2019, amounting to RMB 7,920,861.

(iii)	The Group earns fees from providing mortgage agency services to borrowers applying for a bank loan. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer's request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements. Mortgage agency service revenue consists of revenue earned from housing mortgage agency service and cars mortgage agency service.